Share-Based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 49,507	$ 38,391	$ 40,936
Less: income tax benefit	10,703	8,956	9,552
Net share-based compensation expense	38,804	29,435	31,384
Excess tax benefit realized for the tax deductions of share-based arrangements	2,700	6,500	2,500
Cost of sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	2,577	40	2,897
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	6,504	4,909	7,014
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	16,076	13,630	15,889
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 24,350	$ 19,812	$ 15,136